Risk and Capital Management (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk factor group	R$ 734	R$ 696
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	1,160	1,257
Currency risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	26	13
Equity price risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	65	24
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	10	4
Risk diversification effect [member]
IfrsStatementLineItems [Line Items]
Risk factor group	(527)	(602)
Average [Member]
IfrsStatementLineItems [Line Items]
Risk factor group	678	441
Average [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	1,102	937
Average [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	26	18
Average [Member] | Equity price risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	27	42
Average [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	4	4
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk factor group	494	198
Bottom of range [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	885	425
Bottom of range [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	9	10
Bottom of range [member] | Equity price risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	18	17
Bottom of range [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	2	1
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk factor group	1,172	707
Top of range [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	1,751	1,411
Top of range [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	55	37
Top of range [member] | Equity price risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	65	98
Top of range [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Risk factor group	R$ 10	R$ 8